Fees Summary	Mar. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 300,000,000
Previously Paid Amount	0
Total Fee Amount	45,930
Total Offset Amount	0
Net Fee	$ 45,930